INCOME TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 609,829	$ 327,707
Offsetting presentation	(521,262)	(318,696)
Net Effect	88,567	9,011	$ 7,637
Liabilities provisions [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	14,008	17,896
Investments [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	78,061	0
Post-Employment Benefits [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	25,726	25,904
Property, plant and equipment [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	80,410	45,919
Impairment Provision [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	12,319	13,517
Financial Instruments [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	82,535	53,347
Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	233,466	110,526
Inventories [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	25,011	20,942
Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	16,807	9,941
Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	2,384	2,472
Intangible revaluation difference [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	35	1,466
Other Deductible Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 39,067	$ 25,777